FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 12600 Hill Country Blvd, Suite R-230
         Austin, TX 78738

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          November 12, 2012



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $451,821
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107      115855     5541  X                            115855       0       0
Alleghany Corp                            COM      17175100       1598      551  X                              1598       0       0
American Express Company                  COM      25816109       9107      518  X                              9107       0       0
American Public Education                 COM      2913V103     738300    26896  X                            738300       0       0
American Science & Engin                  COM      29429107     149872     9833  X                            149872       0       0
Ascent Capital Group                      CL A     43632108       5221      282  X                              5221       0       0
Automatic Data Processing                 COM      53015103       9744      572  X                              9744       0       0
Berkshire Hathaway Inc                    CL A     84670108          9     1194  X                                 9       0       0
Berkshire Hathaway Inc                    CL B     84670207      18283     1613  X                             18283       0       0
Brookfield Asset Management Inc           COM      112585104     42256     1458  X                             42256       0       0
Capital Southwest Corp                    COM      140501107      5453      610  X                              5453       0       0
Central European Distribution             COM      153435102     10300       29  X                             10300       0       0
Cherokee Inc                              COM      16444H102    101747     1481  X                            101747       0       0
Choice Hotels International               COM      169905106     10000      320  X                             10000       0       0
Colfax Corporation                        COM      194014106    862626    31632  X                            862626       0       0
Conagra Food Inc                          COM      205887102     10000      276  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1715  X                             30000       0       0
Contango Oil & Gas Co.                    COM      21075N204     10621      522  X                             10621       0       0
Corporate Executive Board                 COM      21988R102    317490    17027  X                            317490       0       0
Ebix                                      COM      278715206     17629      416  X                             17629       0       0
Emerson Electric Co                       COM      291011104      7711      372  X                              7711       0       0
Exelon Corp                               COM      30161N101      5738      204  X                              5738       0       0
Expeditors International                  COM      302130109      8122      295  X                              8122       0       0
Female Health Company                     COM      314462102   4125298    29496  X                           4125298       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     26165      648  X                             26165       0       0
Guggenheim Canada Engergy-Claymore ETF    CA ENER  18383Q606     23556      397  X                             23556       0       0
Hallmark Financial Services               COM      40624Q203   1923486    15660  X                           1923486       0       0
HEICO Corp                                CL A     422806208    211120     6441  X                            211120       0       0
Hospitality Properties Trust              COM      44106M102     23915      569  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2225360    66872  X                           2225360       0       0
Interval Leisure Group                    COM      46113M108    565599    10691  X                            565599       0       0
INTL FCStone Inc                          COM      459028106   3137107    59793  X                           3137107       0       0
iShares Trust Dow Jones US Real Estate    US RE    464287739      4330      279  X                              4330       0       0
iShares Trust Treas Inflat                US TIP B 464287176      5230      637  X                              5230       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      792  X                              9600       0       0
Kinder Morgan Management                  SHS      49455U100      3506      268  X                              3506       0       0
Leucadia National Corp                    COM      527288104     16833      383  X                             16833       0       0
Lockheed Martin Corporation               COM      539830109      7075      661  X                              7075       0       0
Microsoft Corp.                           COM      594918104     23944      713  X                             23944       0       0
Morningstar, Inc.                         COM      617700109    119075     7459  X                            119075       0       0
National Retail Properties, Inc.          COM      637417106     14000      427  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1033  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    543559     5767  X                            543559       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      161  X                             10155       0       0
Pfizer Inc.                               COM      717081103     16579      412  X                             16579       0       0
Phillips 66                               COM      718546104     15000      696  X                             15000       0       0
Pizza Inn Inc                             COM      725848105    126530      369  X                            126530       0       0
Powershares Emerging Market               Sov Debt 73936T573     17013      522  X                             17013       0       0
PowerShares Global Trust                  Nat Muni 73936T474     48713     1254  X                             48713       0       0
Sears Holdings Corp                       COM      812350106      6458      358  X                              6458       0       0
SPDR Series Trust-Inter Treas             ETF      78464A516     15643      963  X                             15643       0       0
SPDR Barclays Capital High Yield          High Yld 78464A417      5627      226  X                              5627       0       0
SPDR S&P Middle East & Africa             Mid East 78463X806      8343      585  X                              8343       0       0
Stamps.com                                COM      852857200    448254    12535  X                            448254       0       0
Stratasys Inc.                            COM      862685104    187456    10198  X                            187456       0       0
Tandy Leather Factory Inc.                COM      87538X105   1634836     8665  X                           1634836       0       0
The Dolan Company                         COM      25659P402   2540335    13667  X                           2540335       0       0
The Middleby Corp                         COM      596278101    132643    15339  X                            132643       0       0
TravelCenters of America                  COM      894174101     30000      161  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    388432     9155  X                            388432       0       0
Utah Medical Products                     COM      917488108    425557    14465  X                            425557       0       0
Vanguard Scottsdale MBS                   Mort Bck 92206C771      6659      352  X                              6659       0       0
Vanguard Scottsdale Short Term Corp       ST Corp  92206C409     10358      832  X                             10358       0       0
Vanguard Index ETF                        VALUE    922908744     14444      848  X                             14444       0       0
Vanguard Intern Index                     Emer Mkt 922042858     19201      801  X                             19201       0       0
Vanguard Intern Index                     Europe   922042874     14189      642  X                             14189       0       0
Weingarten Realty                         SH BEN T 948741103      7900      222  X                              7900       0       0
Western Union Co                          COM      959802109     20539      374  X                             20539       0       0
Weyerhaeuser Co                           COM      962166104     29966      783  X                             29966       0       0
White Mountains Insurance Group           COM      G9618E107       542      278  X                               542       0       0
Winmark Corp                              COM      974250102    840900    45476  X                            840900       0       0
XCEL Energy Inc.                          COM      98389B100     26000      720  X                             26000       0       0
Zimmer Holdings, Inc.                     COM      98956P102      8551      578  X                              8551       0       0